Legal and Regulatory Proceedings - Additional Information (Details) - Employment Related Lawsuits $ in Millions		12 Months Ended
	Jan. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) PendingClaims
Loss Contingencies [Line Items]
Number of plaintiffs | PendingClaims		4
Loss contingency accrual, provision	$ 0.7	$ 4.6
Total loss reserve related to lawsuits		$ 16.6
Lawsuit settled with the Company's payment	$ 0.7